Fair value estimation (Tables)	12 Months Ended
Dec. 31, 2022
Fair value estimation
Summary of financial instruments

	Fair value	Fair value	Fair value	Fair value
	assets	liabilities	assets	liabilities
	2022	2022	2021	2021
	£m	£m	£m	£m
Interest rate swaps (level 2):
– non-hedge	—	—	—	(1)
– cash flow hedge	36	(2)	—	(25)
– net investment hedge	15	(120)	11	(8)
Foreign exchange swaps (level 2):
– non-hedge	—	—	1	(1)
	51	(122)	12	(35)
Analysed as follows:
Current portion	—	—	2	(1)
Non-current portion	51	(122)	10	(34)
Derivative financial instruments	51	(122)	12	(35)
Contingent consideration (including put option liability) (level 3)	—	(70)	—	(75)
Analysed as follows:
Current portion	—	(32)	—	(23)
Non-current portion	—	(38)	—	(52)
Other payables	—	(70)	—	(75)

Summary of contingent consideration

	Contingent	Contingent
	consideration	consideration
	2022	2021
	£m	£m
At 1 January	75	63
Exchange differences	(2)	(8)
Acquisitions	18	24
Payments	(24)	(12)
Revaluation of put option through equity	3	8
At 31 December	70	75

Summary of maturity of financial instruments

	Less than	Between	Between	More than
	1 year	1 and 2 years	2 and 5 years	5 years	Total
	£m	£m	£m	£m	£m
At 31 December 2022
Cross-currency interest rate swaps:
– outflow	(64)	(460)	(909)	(549)	(1,982)
– inflow	20	390	874	534	1,818
Interest rate swaps:
– outflow	(1)	(3)	—	—	(4)
– inflow	10	9	—	—	19
Foreign exchange swaps:
– outflow	(15)	—	—	—	(15)
– inflow	15	—	—	—	15
Foreign exchange forwards:
– outflow	—	—	—	—	—
– inflow	—	—	—	—	—
Net inflow/(outflow)	(35)	(64)	(35)	(15)	(149)

At 31 December 2021
Cross-currency interest rate swaps:
– outflow	(18)	(14)	(471)	(158)	(661)
– inflow	12	5	445	148	610
Interest rate swaps:
– outflow	(8)	(6)	(6)	—	(20)
– inflow	2	3	4	—	9
Foreign exchange swaps:
– outflow	(385)	—	—	—	(385)
– inflow	387	—	—	—	387
Foreign exchange forwards:
– outflow	(34)	—	—	—	(34)
– inflow	34	—	—	—	34
Net inflow/(outflow)	(10)	(12)	(28)	(10)	(60)